Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income

16. Accumulated other comprehensive income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments

Balance as of December 31, 2015	30,951,837
Other comprehensive loss (unaudited)	(19,435,836)
Balance as of June 30, 2016	11,516,001